Guarantor Subsidiaries - Balance Sheets (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash	$ 414,000,000	$ 61,000,000	$ 54,000,000	$ 132,000,000	$ 102,000,000	$ 103,000,000
Receivables, net	197,000,000	134,000,000		172,000,000
Inventories	163,000,000	168,000,000		159,000,000
Deferred income taxes	9,000,000	13,000,000		12,000,000
Prepaid expenses and other	14,000,000	8,000,000		10,000,000
Total current assets	797,000,000	384,000,000		485,000,000
Property and equipment, at cost	1,892,000,000	1,863,000,000		1,678,000,000
Accumulated depreciation	618,000,000	587,000,000		525,000,000
Property and equipment, net	1,274,000,000	1,276,000,000		1,153,000,000
Goodwill and intangible assets, net	53,000,000	41,000,000		47,000,000
Investment in subsidiaries	0
Deferred income taxes	112,000,000	0
Other assets, net	71,000,000	8,000,000		6,000,000
Total assets	2,307,000,000	1,709,000,000		1,691,000,000
Current liabilities:
Current portion of debt and capital lease obligations	29,000,000	1,000,000		1,000,000
Accounts payable	83,000,000	95,000,000		84,000,000
Accounts payable to Valero	342,000,000	0
Accrued expenses	44,000,000	40,000,000		41,000,000
Taxes other than income taxes	23,000,000	92,000,000		86,000,000
Income taxes payable	9,000,000	0
Total current liabilities	530,000,000	228,000,000		212,000,000
Debt and capital lease obligations, less current portion	1,025,000,000	4,000,000		5,000,000
Deferred income taxes	89,000,000	123,000,000		124,000,000
Intercompany payables (receivables)	0
Other long-term liabilities	112,000,000	107,000,000		101,000,000
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	(1,000,000)	0
Net parent investment	0	1,082,000,000		1,094,000,000
Additional paid-in capital (APIC)	395,000,000	0
Retained earnings	20,000,000	0
Accumulated other comprehensive income (AOCI)	135,000,000	165,000,000		155,000,000
Total stockholders' equity	551,000,000	1,247,000,000		1,249,000,000	1,193,000,000	1,197,000,000
Total net investment		1,247,000,000		1,249,000,000
Total liabilities and stockholders’ equity / net investment	2,307,000,000	1,709,000,000		1,691,000,000
Parent Company
Current assets:
Cash	0	0		0
Receivables, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other	0	0
Total current assets	0	0
Property and equipment, at cost	0	0
Accumulated depreciation	0	0
Property and equipment, net	0	0
Goodwill and intangible assets, net	0	0
Investment in subsidiaries	1,610,000,000
Deferred income taxes	0
Other assets, net	32,000,000	0
Total assets	1,642,000,000	0
Current liabilities:
Current portion of debt and capital lease obligations	28,000,000	0
Accounts payable	0	0
Accounts payable to Valero	(1,000,000)
Accrued expenses	7,000,000	0
Taxes other than income taxes	0	0
Income taxes payable	0	0
Total current liabilities	34,000,000	0
Debt and capital lease obligations, less current portion	1,022,000,000	0
Deferred income taxes	0	0
Intercompany payables (receivables)	20,000,000
Other long-term liabilities	15,000,000	0
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	(1,000,000)
Net parent investment		0
Additional paid-in capital (APIC)	395,000,000
Retained earnings	20,000,000
Accumulated other comprehensive income (AOCI)	135,000,000	0
Total stockholders' equity	551,000,000	0
Total net investment		0
Total liabilities and stockholders’ equity / net investment	1,642,000,000	0
Guarantor Subsidiaries
Current assets:
Cash	266,000,000	44,000,000	41,000,000	116,000,000	89,000,000	95,000,000
Receivables, net	98,000,000	41,000,000		64,000,000
Inventories	119,000,000	121,000,000		109,000,000
Deferred income taxes	1,000,000	4,000,000		3,000,000
Prepaid expenses and other	7,000,000	3,000,000		5,000,000
Total current assets	491,000,000	213,000,000		297,000,000
Property and equipment, at cost	1,414,000,000	1,371,000,000		1,224,000,000
Accumulated depreciation	463,000,000	435,000,000		390,000,000
Property and equipment, net	951,000,000	936,000,000		834,000,000
Goodwill and intangible assets, net	20,000,000	2,000,000		2,000,000
Investment in subsidiaries	0
Deferred income taxes	0
Other assets, net	33,000,000	3,000,000		1,000,000
Total assets	1,495,000,000	1,154,000,000		1,134,000,000
Current liabilities:
Current portion of debt and capital lease obligations	1,000,000	1,000,000		1,000,000
Accounts payable	48,000,000	52,000,000		46,000,000
Accounts payable to Valero	205,000,000
Accrued expenses	21,000,000	22,000,000		18,000,000
Taxes other than income taxes	20,000,000	22,000,000		19,000,000
Income taxes payable	5,000,000	0
Total current liabilities	300,000,000	97,000,000		84,000,000
Debt and capital lease obligations, less current portion	3,000,000	4,000,000		5,000,000
Deferred income taxes	89,000,000	110,000,000		109,000,000
Intercompany payables (receivables)	(20,000,000)
Other long-term liabilities	68,000,000	77,000,000		75,000,000
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	0
Net parent investment		866,000,000		861,000,000
Additional paid-in capital (APIC)	1,038,000,000
Retained earnings	17,000,000
Accumulated other comprehensive income (AOCI)	0	0		0
Total stockholders' equity	1,055,000,000	866,000,000		861,000,000	807,000,000	823,000,000
Total net investment		866,000,000		861,000,000
Total liabilities and stockholders’ equity / net investment	1,495,000,000	1,154,000,000		1,134,000,000
Non-Guarantor Subsidiaries
Current assets:
Cash	148,000,000	17,000,000	13,000,000	16,000,000	13,000,000	8,000,000
Receivables, net	99,000,000	93,000,000		108,000,000
Inventories	44,000,000	47,000,000		50,000,000
Deferred income taxes	8,000,000	9,000,000		9,000,000
Prepaid expenses and other	7,000,000	5,000,000		5,000,000
Total current assets	306,000,000	171,000,000		188,000,000
Property and equipment, at cost	478,000,000	492,000,000		454,000,000
Accumulated depreciation	155,000,000	152,000,000		135,000,000
Property and equipment, net	323,000,000	340,000,000		319,000,000
Goodwill and intangible assets, net	33,000,000	39,000,000		45,000,000
Investment in subsidiaries	0
Deferred income taxes	112,000,000
Other assets, net	6,000,000	5,000,000		5,000,000
Total assets	780,000,000	555,000,000		557,000,000
Current liabilities:
Current portion of debt and capital lease obligations	0	0		0
Accounts payable	35,000,000	43,000,000		38,000,000
Accounts payable to Valero	138,000,000
Accrued expenses	16,000,000	18,000,000		23,000,000
Taxes other than income taxes	3,000,000	70,000,000		67,000,000
Income taxes payable	4,000,000	0
Total current liabilities	196,000,000	131,000,000		128,000,000
Debt and capital lease obligations, less current portion	0	0		0
Deferred income taxes	0	13,000,000		15,000,000
Intercompany payables (receivables)	0
Other long-term liabilities	29,000,000	30,000,000		26,000,000
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	0
Net parent investment		216,000,000		233,000,000
Additional paid-in capital (APIC)	544,000,000
Retained earnings	11,000,000
Accumulated other comprehensive income (AOCI)	0	165,000,000		155,000,000
Total stockholders' equity	555,000,000	381,000,000		388,000,000	386,000,000	374,000,000
Total net investment		381,000,000		388,000,000
Total liabilities and stockholders’ equity / net investment	780,000,000	555,000,000		557,000,000
Consolidation, Eliminations
Current assets:
Cash	0	0		0
Receivables, net	0	0
Inventories	0	0
Deferred income taxes	0	0
Prepaid expenses and other	0	0
Total current assets	0	0
Property and equipment, at cost	0	0
Accumulated depreciation	0	0
Property and equipment, net	0	0
Goodwill and intangible assets, net	0	0
Investment in subsidiaries	(1,610,000,000)
Deferred income taxes	0
Other assets, net	0	0
Total assets	(1,610,000,000)	0
Current liabilities:
Current portion of debt and capital lease obligations	0	0
Accounts payable	0	0
Accounts payable to Valero	0
Accrued expenses	0	0
Taxes other than income taxes	0	0
Income taxes payable	0	0
Total current liabilities	0	0
Debt and capital lease obligations, less current portion	0	0
Deferred income taxes	0	0
Intercompany payables (receivables)	0
Other long-term liabilities	0	0
Commitments and contingencies
Stockholders’ equity / net investment:
Common stock	0
Net parent investment		0
Additional paid-in capital (APIC)	(1,582,000,000)
Retained earnings	(28,000,000)
Accumulated other comprehensive income (AOCI)	0	0
Total stockholders' equity	(1,610,000,000)
Total net investment		0
Total liabilities and stockholders’ equity / net investment	(1,610,000,000)	0
Additional Paid-in Capital
Stockholders’ equity / net investment:
Total stockholders' equity	395,000,000	0
Additional Paid-in Capital | Parent Company
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	395,000,000
Total stockholders' equity	395,000,000	0
Additional Paid-in Capital | Guarantor Subsidiaries
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	1,038,000,000
Total stockholders' equity	1,038,000,000	0
Additional Paid-in Capital | Non-Guarantor Subsidiaries
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	544,000,000
Total stockholders' equity	544,000,000	0
Additional Paid-in Capital | Consolidation, Eliminations
Stockholders’ equity / net investment:
Additional paid-in capital (APIC)	(1,582,000,000)
Total stockholders' equity	$ (1,582,000,000)	$ 0